Schedule of finance costs (Details) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total finance costs	kr (95,062)	kr (544,901)
Interest expense on loans and borrowings [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(1,222)	(5)
Interest expense on lease liabilitie [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(26,184)	(24,221)
Interest expense on convertible debenture [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(22,468)	(421,602)
Interest expense on liabilities associated with cash advances [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(34,950)	(35,743)
Exchange rate losses [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(3,778)	(61,425)
Other finance costs [member]
IfrsStatementLineItems [Line Items]
Total finance costs	kr (6,460)	kr (1,905)